NEWBUILDINGS	12 Months Ended
Dec. 31, 2018
Newbuildings [Abstract]
NEWBUILDINGS
NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs we have paid by way of purchase installments and other capital expenditures together with capitalized loan interest. The carrying value of newbuildings is nil at December 31, 2018 (December 31, 2017: five Capesize dry bulk newbuildings).

Movements in the two years ended December 31, 2018 are summarized as follows:

Balance at December 31, 2016	180,562
Installments and newbuilding supervision fees paid	152,501
Transfers to Vessels and Equipment	(227,336)
Balance at December 31, 2017	105,727
Installments and newbuilding supervision fees paid	147,855
Transfers to Vessels and Equipment	(253,582)
Balance at December 31, 2018	—

In January and February 2018, we took delivery of the Golden Arcus, Golden Cirrus, Golden Cumulus, Golden Incus and Golden Calvus, five Capesize dry bulk newbuildings, and paid in total final installments of $144.6 million and other capitalized costs of $3.2 million.

In September 2017, we took delivery of the Golden Nimbus, a Capesize newbuilding, and paid a final installment and other capitalized costs of $29.3 million.

In February, 2017, we took delivery of the Golden Surabaya and Golden Savannah, two Capesize dry bulk newbuildings, and paid final installments and other capitalized costs of $67.7 million in total.

In January 2017, we took delivery of the Golden Virgo and Golden Libra, two Ultramax dry bulk newbuildings, and paid final installments and other capitalized costs of $31.3 million in total.

During 2017, we also paid and capitalized in aggregate pre-delivery installments of $19.5 million and other capitalized costs of $4.7 million.